Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details) - Foreign exchange risk
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)
NTD:USD
Financial instruments
Financial assets	$ 8,040	$ 3,159	$ 252,844				$ 103,569
Exchange rate	0.0318	0.0305	0.0318	0.0318	0.0318	0.0318	0.0305	0.0305	0.0305	0.0305
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 80	$ 32
EUR:USD
Financial instruments
Financial assets	473	310		€ 403				€ 298
Currency amount, liabilities	$ 282	$ 205		€ 240				€ 197
Exchange rate	1.1740	1.0411	1.1740	1.1740	1.1740	1.1740	1.0411	1.0411	1.0411	1.0411
Degree of variation, assets	1.00%	1.00%
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, assets	$ 5	$ 3
Effect on profit or loss, liabilities	3	2
JPY:USD
Financial instruments
Financial assets	$ 2,603	$ 1,291			¥ 406,761				¥ 201,668
Exchange rate	0.0064	0.0064	0.0064	0.0064	0.0064	0.0064	0.0064	0.0064	0.0064	0.0064
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 26	$ 13
USD:RMB
Financial instruments
Financial assets	$ 327	$ 320				¥ 2,286				¥ 2,343
Exchange rate	6.9907	7.3225	6.9907	6.9907	6.9907	6.9907	7.3225	7.3225	7.3225	7.3225
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 3	$ 3
USD:JPY
Financial instruments
Currency amount, liabilities	$ 98	$ 100			¥ 15,339				¥ 15,622
Exchange rate	156.52	156.22	156.52	156.52	156.52	156.52	156.22	156.22	156.22	156.22
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 1	$ 1